TAXES ON INCOME (Significant Components of Deferred Tax Liabilities and Assets By Jurisdiction) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 7,451	$ 7,417
Domestic [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	1,359	1,233
Foreign [Member]
Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax assets	$ 6,092	$ 6,184